S000005560 [Member] Expense Example, No Redemption - Nuveen Nebraska Municipal Bond Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 498
Expense Example, No Redemption, 3 Years	682
Expense Example, No Redemption, 5 Years	894
Expense Example, No Redemption, 10 Years	1,503
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	210
Expense Example, No Redemption, 5 Years	386
Expense Example, No Redemption, 10 Years	894
Nuveen Nebraska Municipal Bond Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	522
Expense Example, No Redemption, 5 Years	919
Expense Example, No Redemption, 10 Years	$ 2,030